Income Taxes - Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate [Abstract]
Income tax expense at Cayman statutory rate, Amount
Effect of foreign tax rates, Amount	$ (375,755)	$ (471,337)	$ (3,301,850)
Effect of foreign tax rates, Percentage	6.51%	(763.22%)	27.57%
Effect of non-deductible expenses, Amount	$ 5,522	$ 59,812	$ 312,302
Effect of non-deductible expenses, Percentage	(0.10%)	96.85%	(2.61%)
Effect of research and development credits, Amount		$ (12,623)	$ (427,160)
Effect of research and development credits, Percentage		(20.44%)	3.57%
Effect of deferred tax rate change, Amount			$ 2,350,577
Effect of deferred tax rate change, Percentage			(19.63%)
Effect of changes in valuation allowance, Amount	$ 416,415	$ 759,317	$ 396,371
Effect of changes in valuation allowance, Percentage	(7.21%)	1229.54%	(3.31%)
Effective tax rate, Amount	$ 46,182	$ 335,169	$ (669,760)
Effective tax rate, Percentage	(0.80%)	542.73%	5.59%